CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 735	$ 683	$ 1,528	$ 1,360
Other income	10	10	19	18
Direct operating costs	(247)	(240)	(503)	(473)
Management service costs	(21)	(21)	(42)	(37)
Interest expense borrowings	(178)	(156)	(358)	(319)
Share of earnings from equity-accounted investments	6	2	6	(1)
Foreign Exchange and unrealized financial instruments loss	(33)	(6)	(25)	(26)
Depreciation	(206)	(198)	(419)	(398)
Other	(10)	23	(54)	21
Income tax recovery (expense)
Current	(7)	4	(14)	(12)
Deferred	(4)	(16)	(13)	21
Total Income Tax recovery (expense)	(11)	(12)	(27)	(33)
Net (loss) income	45	85	125	112
Net (loss) income attributable to:
Non-controlling interests	97	56	191	137
Preferred limited partners' equity	10	7	19	13
Limited partners' equity	$ (1)	$ 21	$ 4	$ 30
Basic and Diluted earnings per LP unit	$ (0.01)	$ 0.13	$ 0.02	$ 0.18
Participating Non-controlling Interests Operating Subsidiaries
Income tax recovery (expense)
Net (loss) income	$ 31	$ 34	$ 87	$ 33
Net (loss) income attributable to:
Non-controlling interests	31	34	87	33
General partnership interest in a holding subsidiary held by Brookfield
Income tax recovery (expense)
Net (loss) income	0	1	0	1
Net (loss) income attributable to:
Non-controlling interests	0	1	0	1
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Income tax recovery (expense)
Net (loss) income	(1)	16	2	23
Net (loss) income attributable to:
Non-controlling interests	(1)	16	2	23
Preferred equity
Income tax recovery (expense)
Net (loss) income	6	6	13	12
Net (loss) income attributable to:
Non-controlling interests	$ 6	$ 6	$ 13	$ 12